FINANCIAL OBLIGATIONS - Borrowings from development entities - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Other borrowings	$ 4,813,133	$ 4,357,275
BANCOLDEX [member]
Disclosure of detailed information about borrowings [line items]
Other borrowings	$ 1,136,527	1,632,763
BANCOLDEX [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	2.19%
BANCOLDEX [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	20.96%
BANCOLDEX [member] | DTF [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	0.30%
BANCOLDEX [member] | DTF [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	12.64%
BANCOLDEX [member] | IBR [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	0.05%
BANCOLDEX [member] | IBR [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	19.17%
BANCOLDEX [member] | SOFR6 | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	5.33%
BANCOLDEX [member] | SOFR6 | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	5.49%
FINAGRO [member]
Disclosure of detailed information about borrowings [line items]
Other borrowings	$ 1,482,091	722,857
FINAGRO [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	7.30%
FINAGRO [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	15.69%
FINAGRO [member] | DTF [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	0.50%
FINAGRO [member] | DTF [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	8.60%
FINAGRO [member] | IBR [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	0.40%
FINAGRO [member] | IBR [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	15.38%
FINDETER [member]
Disclosure of detailed information about borrowings [line items]
Other borrowings	$ 2,194,515	$ 2,001,655
FINDETER [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	9.47%
FINDETER [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	19.57%
FINDETER [member] | DTF [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	1.00%
FINDETER [member] | DTF [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	7.92%
FINDETER [member] | IBR [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	0.40%
FINDETER [member] | IBR [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	19.12%
FINDETER [member] | CPI [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	0.50%
FINDETER [member] | CPI [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	7.92%